Taxes Payable (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Taxes Payable [Abstract]
Income tax payable (recoverable)		$ (802,225)
Value-added tax payable	$ 415,706	1,855,316
Business tax payable	1,238,219	1,481,327
Individual income tax payable	32,243	12,779
Other taxes payable	341,357	459,055
Total	$ 2,027,525	$ 3,006,252